Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, private placement warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed prior to or on the effective date of the IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Underwriting Agreement

On November 12, 2020, the Company issued to the underwriter (and/or its designees) (the “Representative”) 75,000 shares of Class A ordinary shares for $0.01 per share (the “Representative Shares”). The fair value of the Representative Shares was estimated to $653,250 and were treated as underwriters’ compensation and charged directly to shareholders’ equity.

The underwriter (and/or its designees) agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete its initial Business Combination within the Combination Period.

In addition, the Company issued to the Representative a warrant (“Representative’s Warrant) to purchase up to 450,000 Class A ordinary shares. Such warrants will not be redeemable for as long as they are held by the Representative, and they may not be exercised after five years from the Effective Date of the registration statement. Except as described above, the warrants are identical to those underlying the units offered by in the IPO.

The Company initially estimated the fair value of the Representative’s Warrants at $424,270 using the Monte Carlo simulation model. As of December 31, 2021, the fair value of the Representative’s Warrant granted to the underwriters is estimated to be $107,779 using the following assumptions: (1) expected volatility of 6.5%, (2) risk-free interest rate of 1.29% and (3) expected life of 5.39 years. The expected volatility was determined by the Company based on the historical volatilities of a set of comparative special purpose acquisition companies (“SPAC”), and the risk-fee interest rate was determined by reference to the U.S. Treasury yield curve in effect for time period equals to the expected life of the Representative’s Warrant.

On November 12, 2020, the underwriters were paid a cash underwriting discount of 1.75% of the gross proceeds of the Initial Public Offering, or $1,575,000.

Business Combination Marketing Agreement

The Company engaged the Representative as an advisor in connection with its Business Combination to (i) assist the Company in preparing presentations for each potential Business Combination; (ii) assist the Company in arranging meetings with its shareholders, including making calls directly to shareholders, to discuss each potential Business Combination and each potential target’s attributes and providing regular market feedback, including written status reports, from these meetings and participate in direct interaction with shareholders, in all cases to the extent legally permissible; (iii) introduce the Company to potential investors to purchase the Company’s securities in connection with each potential Business Combination; and assist the Company with the preparation of any press releases and filings related to each potential Business Combination or target. Pursuant to the business combination marketing agreement, the Representative is not obligated to assist the Company in identifying or evaluating possible acquisition candidates. Pursuant to the Company’s agreement with the Representative, an advisory fee of 2.75% of the gross proceeds of the IPO, or $2,475,000 will be payable to the Representative at the closing of the Company’s Business Combination.

Open Market Purchases

Our sponsor entered into an agreement in accordance with the guidelines of Rule 10b5-1 under the Exchange Act, to place limit orders, through ED&F Man Capital Markets Inc., an independent broker-dealer registered under Section 15 of the Exchange Act which is not affiliated with us nor part of the underwriting or selling group, to purchase an aggregate of up to 3,750,000 of our rights in the open market at market prices, and not to exceed $0.20 per right during the period commencing on the later of (i) December 10, 2020, the date separate trading of the rights commenced or (ii) sixty calendar days after the end of the “restricted period” under Regulation M, continuing until the date that was the earlier of (a) November 9, 2021 and (b) the date that we announced that we had entered into a definitive agreement in connection with our initial business combination, or earlier in certain circumstances as described in the limit order agreement. The limit orders required such members of our sponsor to purchase any rights offered for sale (and not purchased by another investor) at or below a price of $0.20, until the earlier of (x) the expiration of the buyback period or (y) the date such purchases reach 3,750,000 rights in total. Our sponsor would not have any discretion or influence with respect to such purchases and will not be able to sell or transfer any rights purchased in the open market pursuant to such agreements until following the consummation of a business combination. It was intended that the broker’s purchase obligation would be subject to applicable law, including Regulation M under the Exchange Act, which may prohibit or limit purchases pursuant to the limit order agreement in certain circumstances. I-Bankers also agreed to purchase up to 1,250,000 of our rights in the open market at market prices not to exceed $0.20 per right, on substantially similar terms as our sponsor. The obligations to make any such purchases expired on November 9, 2021, and as of December 31, 2021, no limit orders were placed by our sponsor or I-Bankers.

Business Combination Agreement

On February 2, 2022 the Company entered into an Agreement and Plan of Merger with Edoc Merger Sub Inc, and Calidi Biotherapeutics, Inc. pursuant to which the Company and Calidi Biotherapeutics Inc. will consummate the Business Combination. The Business Combination Agreement contains customary representations and warranties, covenants, closing conditions, termination conditions, and other terms relating to the Merger and the other transactions contemplated thereby.

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) upon the consummation of the transactions contemplated by the Merger Agreement (the “Closing”), Merger Sub will merge with and into Calidi (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions”), with Calidi continuing as the surviving corporation in the Merger and a wholly-owned subsidiary of Edoc. In the Merger, (i) all shares of Calidi common stock (together, “Calidi Stock”) issued and outstanding immediately prior to the Effective Time (other than those properly exercising any applicable dissenters rights under Nevada law) will be converted into the right to receive the Merger Consideration (as defined below); and (ii) each outstanding option to acquire shares of Calidi common stock (whether vested or unvested) will be assumed by Edoc and automatically converted into an option to acquire shares of Edoc common stock, with its price and number of shares equitably adjusted based on the conversion ratio of the shares of Calidi common stock into the Merger Consideration.

The Merger Agreement also provides that, prior to the Effective Time, Edoc shall continue out of the Cayman Islands and into the State of Delaware so as to re-domicile as and become a Delaware corporation (the “Conversion”). At the Closing, the Company will change its name to “Calidi Biotherapeutics, Inc.”.

The aggregate merger consideration to be paid pursuant to the Merger Agreement to holders of Calidi Stock as of immediately prior to the Effective Time (the “Calidi Stockholders” and together with the holders of Calidi options immediately prior to the Effective Time, the “Calidi Security Holders”) will be an amount equal to $400,000,000, subject to adjustments for Calidi’s closing debt, net of cash (the “Merger Consideration”). The Merger Consideration to be paid to the Calidi Stockholders will be paid solely by the delivery of new shares of Edoc common stock, with each share valued at $10.00 per share. The Merger Consideration will be subject to a post-closing true up after the closing.

Refer to Current Report on Form 8-K filed on February 2, 2022 for further information regarding the Business Combination and other certain related agreements entered into concurrently with the execution of the Business Combination Agreement.